INCOME TAX - PRC (Details) - State Administration of Taxation, China ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Income tax
Statute of limitations, underpayment special circumstances minimum amount	¥ 100
Statute of limitations, underpayment due to transfer pricing issues	10 years